AMOUNTS DUE TO FROM RELATED PARTIES (INCLUDING CHAIRMAN AND CHIEF EXECUTIVE OFFICER) (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Dec. 10, 2024
Sale and Purchase Agreement
Related Party Transactions			$ 857,500
J. Ambrose & Partners [Member]
Holding share percentage	1.60%	1.60%
Taipan International Limited [Member]
Holding share percentage	7.90%	15.40%
Victoria Capital Sdn Bhd [Member]
Holding share percentage	0.20%	0.20%
Mr. Jack Wong [Member]
Bonus and Incentive Compensation	$ 1,250,000	$ 1,250,000
Borneo Oil Berhad [Member]
Holding share percentage	13.30%	13.40%
Borneo Oil Corporation Sdn Bhd [Member]
Holding share percentage	13.30%	13.40%